Shareholders' equity	12 Months Ended
Apr. 02, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' equity	Shareholders’ equity
The authorized and issued share capital of the Company are as follows:
Authorized
The authorized share capital of the Company consists of an unlimited number of subordinate voting shares without par value, an unlimited number of multiple voting shares without par value, and an unlimited number of preferred shares without par value, issuable in series.
Issued
Multiple voting shares - Holders of the multiple voting shares are entitled to 10 votes per multiple voting share. Multiple voting shares are convertible at any time at the option of the holder into one subordinate voting share. The multiple voting shares will automatically be converted into subordinate voting shares when they cease to be owned by one of the principal shareholders. In addition, the multiple voting shares of either of the principal shareholders will automatically be converted to subordinate voting shares at such time as the beneficial ownership of that shareholder falls below 15% of the outstanding subordinate voting shares and multiple voting shares outstanding, or additionally, in the case of DTR, when the current Chairman and Chief Executive Officer no longer serves as a director of the Company or in a senior management position.
Subordinate voting shares - Holders of the subordinate voting shares are entitled to one vote per subordinate voting share.
The rights of the subordinate voting shares and the multiple voting shares are substantially identical, except for voting and conversion. Subject to the prior rights of any preferred shares, the holders of subordinate and multiple voting shares participate equally in any dividends declared and share equally in any distribution of assets on liquidation, dissolution, or winding up.
Share capital transactions for the year ended April 2, 2023
Normal course issuer bid
The Board of Directors has authorized the Company to initiate a normal course issuer bid ("NCIB"), in accordance with the requirements of the Toronto Stock Exchange, to purchase up to 5,421,685 subordinate voting shares over the 12-month period from November 22, 2022 to November 21, 2023. Purchased subordinate voting shares will be cancelled.
In connection with the NCIB, the Company also entered an automatic share purchase plan (“ASPP”) under which a designated broker may purchase subordinate voting shares under the NCIB during the regularly scheduled quarterly trading blackout periods of the Company. The repurchases made under the ASPP will be made in accordance with certain purchasing parameters and will continue until the earlier of the date in which the Company has acquired the maximum limit of subordinate voting shares pursuant to the ASPP or upon the date of expiry of the NCIB.
During the year ended April 2, 2023, the Company purchased 1,152,802 subordinate voting shares for cancellation for total cash consideration of $26.7m. The amount to purchase the subordinate voting shares has been charged to share capital, with the remaining $25.4m charged to retained earnings. Of the 1,152,802 subordinate voting shares purchased, 821,622 were purchased under the ASPP for total cash consideration of $20.0m.
A liability representing the maximum amount that the Company could be required to pay the designated broker under the ASPP was $20.0m as at April 2, 2023. The amount was charged to contributed surplus. Subsequent to the year ended April 2, 2023, the Company purchased an additional 250,100 subordinate voting shares for cancellation for total cash consideration of $6.2m under the ASPP. As at the filing date of this report, the remaining liability to the designated broker is $nil.
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
April 3, 2022	51,004,076	1.4	54,190,432	117.1	105,194,508	118.5
Purchase of subordinate voting shares	—	—	(1,103,102)	(2.4)	(1,103,102)	(2.4)
Purchase of subordinate voting shares held for cancellation	—	—	(49,700)	(0.1)	(49,700)	(0.1)
Total share purchases	—	—	(1,152,802)	(2.5)	(1,152,802)	(2.5)
Exercise of stock options	—	—	60,248	—	60,248	—
Settlement of RSUs	—	—	87,034	2.7	87,034	2.7
Total share issuances	—	—	147,282	2.7	147,282	2.7
April 2, 2023	51,004,076	1.4	53,184,912	117.3	104,188,988	118.7
Share capital transactions for the year ended April 3, 2022
The Company previously maintained another NCIB in relation to its subordinate voting shares. The Company was authorized to make purchases from August 20, 2021 to August 19, 2022, in accordance with the requirements of the TSX. The Board of Directors of the Company had authorized the Company to repurchase up to 5,943,239 subordinate voting shares, representing approximately 10.0% of the issued and outstanding subordinate voting shares as at August 6, 2021. Purchases were made during the validity of such NCIB by means of open market transactions on the TSX, the NYSE and one Canadian alternative trading system.
During the year ended April 3, 2022, the Company purchased 5,636,763 subordinate voting shares for cancellation for total cash consideration of $253.2m. The amount to purchase the subordinate voting shares has been charged to share capital, with the remaining $241.3m charged to retained earnings.
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 28, 2021	51,004,076	1.4	59,435,079	119.1	110,439,155	120.5
Purchase of subordinate voting shares	—	—	(5,636,763)	(11.9)	(5,636,763)	(11.9)
Total share purchases	—	—	(5,636,763)	(11.9)	(5,636,763)	(11.9)
Exercise of stock options	—	—	342,148	8.5	342,148	8.5
Settlement of RSUs	—	—	49,968	1.4	49,968	1.4
Total share issuances	—	—	392,116	9.9	392,116	9.9
April 3, 2022	51,004,076	1.4	54,190,432	117.1	105,194,508	118.5
Share capital transactions for the year ended March 28, 2021
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 29, 2020	51,004,076	1.4	58,999,182	113.3	110,003,258	114.7
Exercise of stock options	—	—	422,511	5.3	422,511	5.3
Settlement of RSUs	—	—	13,386	0.5	13,386	0.5
Total share issuances	—	—	435,897	5.8	435,897	5.8
March 28, 2021	51,004,076	1.4	59,435,079	119.1	110,439,155	120.5